Short-term borrowings	12 Months Ended
Dec. 31, 2010
Convertible Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 4:  Short-term borrowings

The Company has entered into the following short-term borrowing arrangements during the years ended December 31, 2010 and 2009:

August 12, 2008 Financing

On August 12, 2008, the Company entered into a Securities Purchase Agreement with a stockholder, Robert S. Trump, a related party, through which the Company issued, at face value, a 7.5% Convertible Promissory Note due December 31, 2008 in the principal amount of $500,000.  The Note was convertible into shares of common stock at a price of $0.75 per share.  The Company may defer the maturity date of the Note to March 31, 2009 at its discretion upon payment of a deferral fee equal to 10% of the principal amount.  The full amount of principal and accrued interest will may be converted into shares of common stock at $0.75 per share.  As part of this Securities Purchase Agreement, the Company issued a warrant to purchase one share of common stock for each dollar invested by Mr. Trump in the purchase of common stock or other convertible securities during the period from December 31, 2008 through December 31, 2011 at an exercise price of $1.50 per share, which was reduced to $0.50 per share in September 2009.  The reduction in the exercise price was accounted for as a modification to the warrant and was expensed accordingly.  The warrant expires on December 31, 2015, subject to acceleration provisions as provided in the Agreement.  Through December 31, 2010, the Company has issued warrants to purchase 1.4 million shares of common stock under this arrangement.

Pursuant to the terms of the Note, on December 31, 2008 the Company added accrued interest of $14,486 and a deferral fee of $54,449 to the principal amount of the Note and extended the maturity date of the Note to March 31, 2009.  On April 1, 2009 the Note plus accrued interest was converted to 768,535 shares of common stock.

December 22, 2008 Financing

On December 22, 2008, the Company entered into a Securities Purchase Agreement with Mr. Trump through which the Company issued, at face value, a 7.5% Convertible Promissory Note due March 31, 2009 in the principal amount of $500,000.  The Note was convertible into shares of common stock at a price of $0.75 per share.  The agreement specified that the Company could defer the maturity date of the Note to June 30, 2009 at its discretion upon payment of a deferral fee equal to 10% of the principal amount.  As further consideration, the Company issued a warrant to purchase 1 million shares of common stock at a price of $1.25 per share.  The warrant expires on December 31, 2015 subject to acceleration provisions as provided in the Agreement.

The Company extended the maturity of the Note to June 30, 2009, and added the deferral fee of $50,000 to the principal balance.  The Note remained outstanding after that date and was amended on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed below.  The amended Note plus accrued interest was converted into 223,119 shares of Class B Convertible Preferred Stock in November 2009.

February 11, 2009 Financing

On February 11, 2009, the Company issued to the Quercus Trust (“Quercus”), a related party, a 10% Secured Convertible Promissory Note in the principal amount of $250,000 and entered into a Security Agreement with Quercus.  The Note was to mature on the earlier of the closing of an equity or convertible debt investment yielding gross proceeds of not less than $2 million to the Company (a “Financing”) or December 31, 2009.  Quercus could convert the principal amount of the Note into shares of the securities to be issued in the Financing at a price equal to 90% of the price per share to be paid by the other investors in the Financing.  Interest on the Note was payable quarterly in arrears; at the Company’s discretion, interest could be paid by the issuance of common stock valued at 90% of the volume weighted average trading price per share for the ten trading days immediately preceding the respective interest payment date.  The Note was secured by the Company’s intellectual property assets other than certain expressly excluded patent rights, licenses and related intellectual property identified in the Security Agreement, including, without limitation, the intellectual property rights used in or relating to our TEPS business.

The Note was amended on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed below.  The amended Note plus accrued interest was converted into 111,889 shares of Series B Convertible Preferred Stock in November 2009.

April 27, 2009 Financing

On April 27, 2009, the Company issued to three different funds and two individual affiliates of Empire Capital Partners, related parties, 10% Convertible Promissory Notes aggregating $500,000 in principal amount.  The Notes matured on the earlier of the closing of the proposed funding with Quercus as reported in the September 15, 2008 Agreement with Quercus (see Note 6) or October 31, 2009.   Empire Capital Partners and its affiliates could convert the Notes at any time into shares of common stock at a price of $0.40 per share.  The Company also issued warrants to acquire 2.5 million shares of common stock to the holders of these Notes.  The warrants have an exercise price of $0.55 and expire five years from the grant date.

The Company estimated the fair value of the warrants issued using a Black-Scholes option pricing model and allocated $349,000 of the proceeds received to the warrants on a relative fair value basis.  In addition, the difference between the effective conversion price of the Notes into the Company’s common stock on the date of issuance resulted in a beneficial conversion feature amounting to $151,000, the intrinsic value of the conversion feature on that date.  The total debt discount of $500,000 was amortized to interest expense over the stated term of the Note.

The Notes were amended and restated on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed below.  As a result of the amendment and restatement of the Note, the exercise price of the warrants issued was further reduced from $0.55 per share to $0.50 per share.  The reduction in the exercise price was accounted as a modification to the warrant and was expensed accordingly.  The Notes were converted into 217,830 shares of Series B Convertible Preferred Stock in November 2009.

June 25, 2009 Financing

On June 25, 2009, the Company issued to Quercus a 10% Secured Convertible Promissory Note.  Under the terms of the Note, Quercus agreed to make advances to the Company up to an aggregate principal amount of $150,000.  These advances may only be used to pay expenses related to the investigation by the Audit Committee of the Board of Directors of the Company’s financial affairs or other matters within the investigative authority of the Audit Committee (see Note 14).  The Note matured on the earlier of the closing of an equity or convertible debt investment yielding gross proceeds of not less than $2 million to the Company (a “Financing”) or December 31, 2009.  Quercus could participate in the Financing by converting the principal amount of the Note into shares of the securities to be issued at a price equal to 80% of the price per share to be paid by the other investors in the financing.  Interest on the Note was payable quarterly in arrears; at the Company’s discretion, interest could be paid by the issuance of common stock valued at 80% of the volume weighted average trading price per share for the ten trading days immediately preceding the respective interest payment date.

The Company amended its Security Agreement with Quercus dated February 11, 2009 to include this Note.  The Company also entered into an agreement with Quercus in which the Company acknowledged that certain conditions to Quercus’ obligation to invest an additional $5 million in the Company pursuant to the September 15, 2008 Securities Purchase Agreement (See Note 6) have not been and cannot be met, and the Company irrevocably released any claim on Quercus to make any further investment.

The Note was amended and restated on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed below.  The amended Note plus accrued interest was converted into 66,398 shares of Series B Convertible Preferred Stock in November 2009.

June 26, 2009 Financing

On June 26, 2009, the Company issued to the Focus Fund, L.P. (“Focus Fund”), a related party, a 10% Convertible Promissory Note due October 15, 2009 in the principal amount of $108,000.  As further consideration, the Company issued a warrant to The Focus Fund to purchase 600,000 shares of common stock on or before June 17, 2014 at an exercise price of $0.54 per share.

The Company estimated the fair value of the warrant issued using a Black-Scholes option pricing model and allocated $46,000 of the proceeds received to the warrant on a relative fair value basis.  In addition, the difference between the effective conversion price of the Note into the Company’s Common Stock on the date of issuance resulted in a beneficial conversion feature amounting to $19,000, the intrinsic value of the conversion feature on that date.  The total debt discount of $65,000 was amortized to interest expense over the stated term of the Note.

On July 31, 2009, the outstanding principal balance plus accrued interest of the Note was rolled into the Convertible Promissory Note issued on that date.

July 31, 2009 Financing

On July 31, 2009, the Company issued an 8% Secured Convertible Promissory Note in the principal amount of $600,000 to the Focus Fund. The Note matures on the earlier of the closing of an equity or convertible debt investment yielding gross proceeds to the Company of not less than $2 million or December 31, 2011.  The Note is convertible into shares of common stock at the option of the holder at a price of $0.30 per share.  The Note is secured by the Company’s 85% ownership interest in TEPS.  As further consideration, the Company issued a warrant to the Focus Fund L.P. for the purchase of 2.4 million shares of common stock at a price of $0.50 per share. The warrant expires on July 31, 2014.

The Company estimated the fair value of the warrant issued using a Black-Scholes option pricing model and allocated $246,000 of the proceeds received to the warrant on a relative fair value basis.  In addition, the difference between the effective conversion price of the Note and the fair value of the Company’s common stock on the date of issuance resulted in a beneficial conversion feature amounting to $266,000, the intrinsic value of the conversion feature on that date. The total debt discount of $512,000 is amortized to interest expense over the stated term of the Note.

The Note was amended and restated on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed below.  As a result of the amendment and restatement of the Note, the conversion price of the Note was reduced from $0.30 per share to $0.24 per share, and the exercise price of the warrants issued on June 26, 2009 was reduced from $0.54 per share to $0.50 per share.  The reduction in the exercise price was accounted as a modification to the warrant and was expensed accordingly.  The Note plus accrued interest was converted into 256,082 shares of Series B Convertible Preferred Stock in November 2009.

August 21, 2009 Financing

On August 21, 2009, the Company received a short-term loan in the amount of $110,000 from the Focus Fund.  This loan was repaid in September 2009.

September 16, 2009 Financing

On September 16, 2009, the Company and an investor group consisting of The Quercus Trust, Empire Capital Partners, Robert S. Trump and the Focus Fund (“the Investors”), all related parties, engaged in a financing transaction, which if fully funded, would result in cash proceeds of $6.25 million to the Company.  The term sheet provides for funding in four tranches as further detailed in Note 9.  On September 28, 2009, the Company issued 8% Convertible Promissory Notes in the principal amount of $1.68 million (the “First Tranche”).  The Notes matured on the earlier of (i) the closing of the Second Tranche of the Series B Convertible Preferred Stock financing or (ii) December 31, 2010.  The Notes were convertible into shares of Common Stock at a price of $0.24 per share at any time at the Investors’ discretion.  As further consideration, the Company issued warrants to acquire 6,720,000 shares of Common Stock to the Investors of the First Tranche.  The warrants have an exercise price of $0.50 and expire five years from the grant date, subject to acceleration provisions as provided in the Agreement.  Upon the closing of the Second Tranche in November 2009, the entire outstanding principal amount of the Notes plus any accrued and unpaid interest automatically converted into Class B Convertible Preferred Stock.  The Notes issued in the First Tranche were secured by the Company’s 85% ownership interest in TEPS.  In addition, all other Notes held by the Investors were amended and restated to be identical in form to the Convertible Promissory Note issued to the Focus Fund on July 31, 2009, as described above.

The Company estimated the fair value of the warrants issued using a Black-Scholes option pricing model and allocated $815,000 of the proceeds received to the warrants on a relative fair value basis.  In addition, the difference between the effective conversion price of the Notes and the fair value of the Company’s Common Stock on the date of issuance resulted in a beneficial conversion feature amounting to $865,000, the intrinsic value of the conversion feature on that date.  The total debt discount of $1,680,000 was recorded as a component of loss on extinguishment of debt upon the closing of the Second Tranche in November 2009 (See Note 9).

Management determined that the amended and restated note transactions discussed above, aggregating $4 million in outstanding principal amount, were exchanges of debt instruments with substantially different terms requiring debt extinguishment accounting.  A portion of the reacquisition price was allocated to the beneficial conversion options associated with the original debt based on the options’ intrinsic values at the extinguishment date, which resulted in a reduction of $762,000 in additional paid-in capital.  The intrinsic value of the amended and restated Notes was $2.5 million, which was recorded as debt discount and was recorded as a component of loss on extinguishment of debt upon the closing of the Second Tranche in November 2009.

The principal and accrued interest on the Notes issued in the First Tranche were converted into 708,762 shares of Class B Convertible Preferred Stock at a price of $2.40 per preferred share on November 19, 2009.